Financial instruments - Fair value hierarchy (Details) - At fair value - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 40,671,678	R$ 35,999,928
Financial liabilities	10,454,820	2,436,072
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,203,776
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,046,835	17,697,740
Financial liabilities	10,454,820	2,436,072
Level 2 | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
Level 2 | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,421,067	18,302,188
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,250,611	17,697,740
At fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,203,776
At fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,046,835	17,697,740
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,887,100	4,430,454
At fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,887,100	4,430,454
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,363,511	13,267,286
At fair value through profit or loss | Marketable securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,203,776
At fair value through profit or loss | Marketable securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,159,735	13,267,286
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
At fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
At fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
At fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,283,001	18,278,582
Financial assets at amortised cost, category [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,283,001	18,278,582
Financial assets at amortised cost, category [member] | Biological assets [domain]
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,283,001	18,278,582
Financial assets at amortised cost, category [member] | Biological assets [domain] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 22,283,001	R$ 18,278,582